Leases - Right-of-use assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right-of-use assets
Balance - beginning of period	$ 1,100	$ 942
Balance - end of period	1,395	1,100	$ 942
Cost
Right-of-use assets
Balance - beginning of period	1,883	1,543	1,487
Additions through business combinations	20	8	4
Additions - separately acquired	692	444	235
Disposals and other movements	(218)	(130)	(104)
Exchange adjustments	(78)	18	(79)
Balance - end of period	2,299	1,883	1,543
Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(783)	(601)	(499)
Depreciation charge for the year	343	275	246
Impairment charge	7	14	2
Disposals and other movements	192	116	114
Exchange adjustments	37	(9)	32
Balance - end of period	(904)	(783)	(601)
Land and buildings
Right-of-use assets
Balance - beginning of period	803	771
Balance - end of period	942	803	771
Land and buildings | Cost
Right-of-use assets
Balance - beginning of period	1,352	1,182	1,133
Additions through business combinations	20	8	4
Additions - separately acquired	332	220	140
Disposals and other movements	(73)	(71)	(33)
Exchange adjustments	(43)	13	(62)
Balance - end of period	1,588	1,352	1,182
Land and buildings | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(549)	(411)	(326)
Depreciation charge for the year	183	170	160
Impairment charge	7	14	2
Disposals and other movements	71	53	54
Exchange adjustments	22	(7)	23
Balance - end of period	(646)	(549)	(411)
Motor vehicles
Right-of-use assets
Balance - beginning of period	280	153
Balance - end of period	427	280	153
Motor vehicles | Cost
Right-of-use assets
Balance - beginning of period	495	329	321
Additions - separately acquired	342	219	81
Disposals and other movements	(140)	(57)	(58)
Exchange adjustments	(33)	4	(15)
Balance - end of period	664	495	329
Motor vehicles | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(215)	(176)	(154)
Depreciation charge for the year	151	98	80
Disposals and other movements	115	61	50
Exchange adjustments	14	(2)	8
Balance - end of period	(237)	(215)	(176)
Other assets
Right-of-use assets
Balance - beginning of period	17	18
Balance - end of period	26	17	18
Other assets | Cost
Right-of-use assets
Balance - beginning of period	36	32	33
Additions - separately acquired	18	5	14
Disposals and other movements	(5)	(2)	(13)
Exchange adjustments	(2)	1	(2)
Balance - end of period	47	36	32
Other assets | Depreciation and impairment
Right-of-use assets
Balance - beginning of period	(19)	(14)	(19)
Depreciation charge for the year	9	7	6
Disposals and other movements	6	2	10
Exchange adjustments	1		1
Balance - end of period	$ (21)	$ (19)	$ (14)